Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2014	$ 1,235,935	$ 12,330	$ 259,677	$ (96,583)	$ 1,088,711	$ (40,428)	$ 12,228
Balance, shares at Dec. 31, 2014		42,685,495
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		44,573
Stock issued during period, value, stock options exercised	1,616	$ 11	1,605
Stock-based compensation	139		139
Dividends paid	(69,792)				(61,570)		(8,222)
Purchase of subsidiaries shares, net	120		0				120
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	24,548			24,973			(425)
Net income attributable to non-controlling interests	4,352						4,352
Net income attributable to Elbit Systems Ltd.'s shareholders	202,509				202,509
Balance, value at Dec. 31, 2015	1,399,427	$ 12,341	261,421	(71,610)	1,229,650	(40,428)	8,053
Balance, shares at Dec. 31, 2015		42,730,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		15,748
Stock issued during period, value, stock options exercised	505	$ 4	501
Stock-based compensation	70		70
Dividends paid	(68,447)				(68,447)		0
Purchase of subsidiaries shares, net	(1,325)						(1,325)
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(1,797)			(571)			(1,226)
Net income attributable to non-controlling interests	1,899						1,899
Net income attributable to Elbit Systems Ltd.'s shareholders	236,909				236,909
Balance, value at Dec. 31, 2016	$ 1,567,241	$ 12,345	261,992	(72,181)	1,398,112	(40,428)	7,401
Balance, shares at Dec. 31, 2016	42,754,816	42,745,816
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		5,214
Stock issued during period, value, stock options exercised	$ 119	$ 2	117
Stock-based compensation	13		13
Dividends paid	(75,300)				(75,300)
Other comprehensive income, net of tax expense (benefit) of $3,721, $1,904, and $9,209	(14,723)			(15,471)			748
Net income attributable to non-controlling interests	1,513						1,513
Net income attributable to Elbit Systems Ltd.'s shareholders	239,109				239,109
Balance, value at Dec. 31, 2017	$ 1,717,972	$ 12,347	$ 262,122	$ (87,652)	$ 1,561,921	$ (40,428)	$ 9,662
Balance, shares at Dec. 31, 2017	42,751,030	42,751,030